Accrued Expenses and Other Current Liabilities - (Details) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Compensation and benefits	[1]	$ 15,171	$ 18,528
Estimated potential uninsured liability claims		1,934	1,934
Value added tax payable		1,668	1,622
Taxes other than income		1,668	1,588
Professional, audit and legal fees		1,050	1,451
Customer deposits		651	1,370
Other employee related expenses		630	373
Interest		356	136
Leases		115	590
Other	[2]	1,425	1,675
Total accrued expenses and other current liabilities		$ 24,668	$ 29,267

[1]	Includes restructuring accruals of $0.3 million as of both December 31, 2014 and 2013.
[2]	Includes restructuring accruals of nil and $0.1 million as of December 31, 2014 and 2013, respectively.